Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accruals and deferred income including contract liabilities [abstract]
Accruals and deferred income	£ 4,479	£ 4,315
Other creditors	4,828	6,638
Items in the course of collection due to other banks	99	89
Lease liabilities (refer to Note 20)	1,205	971
Other liabilities	£ 10,611	£ 12,013